SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	$ (1,700,301)	$ (1,713,714)
Income tax expense (benefit) at federal statutory rate	21.00%	21.00%
State and local income taxes net of federal tax benefit	$ (17,442)	$ (21,754)
State and local income taxes net of federal tax benefit	0.12%	0.27%
Return to provision adjustments	$ (140,374)	$ 5,119
Return to provision adjustments	1.73%	(0.06%)
Other adjustments to deferred	$ 1,051,874
Other adjustments to deferred	(12.99%)
Change in valuation allowance	$ 720,407	$ 2,295,280
Change in valuation allowance	(8.90%)	(28.13%)
Permanent differences	$ 166,816	$ (528,281)
Permanent differences	(2.06%)	6.47%
Other - net	$ 9,531	$ 3,614
Other - net	(0.12%)	(0.04%)
Income tax expense (benefit)	$ 90,511	$ 40,264
Income tax expense (benefit)	(1.12%)	(0.49%)